EQUITY INCENTIVE PLANS - Disclosure of detailed information about share options valuation assumptions (Details)	12 Months Ended
	Dec. 31, 2022 CAD ($) year $ / shares	Dec. 31, 2021 CAD ($) year $ / shares
Equity Incentive Plans [Abstract]
Exercise price	$ 2.03	$ 2.1
Market price | $	$ 2.03	$ 2.1
Expected option term (years) | year	3	3
Expected stock price volatility	58.60%	62.10%
Average risk-free interest rate	1.46%	0.59%
Expected forfeiture rate	0.00%	0.00%
Expected dividend yield	0.00%	0.00%
FAIR VALUE PER OPTION GRANTED	$ 0.82	$ 0.84